Financial Instruments - Carrying Amount of Interest-Bearing Financial Instruments (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Fixed rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	₩ 19,118,092	₩ 21,394,764
Financial liabilities	(19,237,434)	(16,932,079)
Financial asset and liabilities	(119,342)	4,462,685
Variable rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	₩ (7,657,266)	₩ (8,197,066)